Average Annual Total Returns - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan Emerging Market Bond Index Global Diversified (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.38%)	(1.86%)	0.43%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	(0.32%)	2.06%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.85%	5.56%	5.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	4.54%	5.34%
Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	1.91%	2.99%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	2.66%	3.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.78%	5.49%	5.97%